3. Accounts receivable (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Net investment in direct financing and sales-type leases	$ 47,360	$ 44,062
Receivable from value added services	2,387	2,700
Receivable from insurance commissions	2,105	2,060
Others	7	0
Less: Allowance for doubtful accounts	(24,904)	(20,891)
Accounts Receivable, Net, Current	$ 26,955	$ 27,931